Financial Instruments - Fair values and financial risk management - Carrying amounts and fair values of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments-Fair values and financial risk management
Financial liabilities				$ (13,943)
Derivatives | Level 3
Financial Instruments-Fair values and financial risk management
Financial liabilities	$ 950	$ 192	$ 27	32	$ 33
Designated at fair value | Warrants liability | Level 1
Financial Instruments-Fair values and financial risk management
Financial liabilities	2,767
Designated at fair value | NETC Earnouts | Level 3
Financial Instruments-Fair values and financial risk management
Financial liabilities	22,576
Designated at fair value | Derivatives | Level 3
Financial Instruments-Fair values and financial risk management
Financial liabilities	$ 950	$ 192		$ 32
Designated at fair value | Derivatives | Convertible Notes 3, 4 and 5 and Senior Convertible Notes | Level 3
Financial Instruments-Fair values and financial risk management
Financial liabilities			$ 27